Note 10 - Preferred Stock (Details Textual) - USD ($)			1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 06, 2015	Mar. 17, 2014	Mar. 17, 2014	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2014	Mar. 14, 2014	Dec. 31, 2013
Series A Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)					0
Preferred stock, shares authorized (in shares)					6,175		6,175
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001
Preferred Stock, Stated Value Per Share					$ 1,000		$ 1,000
Stock Issued During Period, Shares, New Issues		6,175	6,175
Convertible Preferred Stock, Shares Issued upon Conversion		2,000	2,000	2,000	2,000	2,000
Convertible Preferred Stock Beneficial Ownership Limitation Conversion Percentage					9.99%	9.99%
Conversion of Stock, Shares Converted	1,165			5,010
Undesignated Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)				0	0	0
Preferred stock, shares authorized (in shares)				4,993,825	4,993,825	4,993,825
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Common Stock [Member]
Conversion of Stock, Shares Issued	2,330,000			10,020,000
Preferred stock, shares outstanding (in shares)				0		0		0
Preferred stock, shares authorized (in shares)				4,993,825		4,993,825	5,000,000	4,993,825
Preferred stock, par value (in dollars per share)				$ 0.001		$ 0.001		$ 0.001